Related Party Transactions	12 Months Ended
Dec. 31, 2018
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Related Party Transactions

35. Related Party Transactions

The list of related party of the Group as at December 31, 2018, is as follows:

Relationship	Name of Entry
Associates and joint ventures	Korea Information & Technology Investment Fund, K- Realty CR-REITs No.1, KT-SB Venture Investment Fund, Boston Global Film & Contents Fund L.P., QTT Global (Group) Company Limited, CU Industrial Development Co., Ltd., PHI Healthcare. (HooH Healthcare Inc.), KD Living, Inc., Oscar Ent. Co., Ltd., KT-CKP New Media Investment Fund, LoginD Co., Ltd., K-REALTY CR-REIT 6, K Bank, Inc., ISU-kthContents Investment Fund, Daiwon Broadcasting Co., Ltd., KT-DSC creative economy youth start-up investment fund, Gyeonggi-KT Green Growth Fund, Korea electronic Vehicle charging service, PT. Mitra Transaksi Indonesia, K-REALTY RENTAL HOUSING REIT 2, AI RESEARCH INSTITUTE, KT-IBKC Future Investment Fund 1, Gyeonggi-KT Yoojin Superman Fund, FUNDA Co., Ltd., FUNDA Co., Ltd., CHAMP IT Co., Ltd., GE Premier 1st Corporate Restructuring Real Estate Investment Trust Company, Alliance Internet Corp., JB Emerging Market Specialty Investment Private Equity Trust No.1, Little big pictures.

Outstanding balances of receivables and payables in relations to transactions with related parties as at December 31, 2017 and 2018, are as follows:

		December 31, 2017
		Receivables						Payables
(In millions of Korean won)		Trade receivables		Loans		Other receivables		Other payables
Associates and joint ventures	K-REALTY CR REITs No.1	￦	778	￦	—	￦	33,800	￦	—
	MOS GS Co., Ltd.		17		—		—		392
	MOS Daegu Co., Ltd.		1		—		—		1,388
	MOS Chungcheong Co., Ltd.		1		—		290		1,827
	MOS Gangnam Co., Ltd.		6		—		1		287
	MOS GB Co., Ltd.		17		—		1		778
	MOS BS Co., Ltd.		34		—		1		46
	MOS Honam Co., Ltd.		2		—		1		384
	K Bank, Inc.		1,338		—		7,994		296
	NgeneBio		1		2,510		—		3
	Others		54		—		1,281		2,135

	Total	￦	2,249	￦	2,510	￦	43,369	￦	7,536

		December 31, 2018
		Receivables				Payables
(In millions of Korean won)		Trade receivables		Other receivables		Trade payables		Other payables
Associates and joint ventures	K-REALTY CR REITs No.1	￦	674	￦	30,910	￦	—	￦	—
	K Bank, Inc.		627		12,435		—		296
	Others		777		1,225		4		1,116

	Total	￦	2,078	￦	44,570	￦	4	￦	1,412

Significant transactions with related parties for the years ended December 31, 2016, 2017 and 2018, are as follows:

		2016
(In millions of Korean won)		Sales		Purchases[2]
Associates and joint ventures	KT Wibro Infra Co., Ltd.	￦	11	￦	391
	Smart Channel Co., Ltd.[1]		766		—
	K- Realty CR-REITs No.1		1,989		37,469
	MOS GS Co., Ltd.		663		17,361
	MOS Daegu Co., Ltd.		291		12,220
	MOS Chungcheong Co., Ltd.		408		13,469
	MOS Gangnam Co., Ltd.		412		15,797
	MOS GB Co., Ltd.		891		21,802
	MOS BS Co., Ltd.		441		15,346
	MOS Honam Co., Ltd.		418		14,389
	Others		1,719		29,422

	Total	￦	8,009	￦	177,666

1	The transactions for the year ended December 31, 2016, before Smart Channel Co., Ltd. was included in the consolidation scope.
2	Amounts include acquisition of primarily property and equipment.

		2017
(In millions of Korean won)		Sales		Purchases[1]
Associates and joint ventures	K- Realty CR-REITs No.1	￦	2,233	￦	35,532
	MOS GS Co., Ltd.		704		16,946
	MOS Daegu Co., Ltd.		335		8,514
	MOS Chungcheong Co., Ltd.		455		15,542
	MOS Gangnam Co., Ltd.		484		16,380
	MOS GB Co., Ltd.		987		21,651
	MOS BS Co., Ltd.		460		15,957
	MOS Honam Co., Ltd.		493		14,294
	K Bank, Inc.		29,939		59
	NgeneBio[2]		43		—
	Others		1,149		11,384

	Total	￦	37,282	￦	156,259

1	The amount includes acquisition of primarily property and equipment.
2	It is the amount after excluded from consolidation during the year.

		2018
(In millions of Korean won)		Sales		Purchases[1]
Associates and joint ventures	K- Realty CR-REITs No.1	￦	2,088	￦	31,984
	MOS GS Co., Ltd.[2]		493		12,023
	MOS Daegu Co., Ltd.[2]		229		8,775
	MOS Chungcheong Co., Ltd.[2]		540		9,159
	MOS Gangnam Co., Ltd.[2]		333		11,549
	MOS GB Co., Ltd.[2]		1,378		16,519
	MOS BS Co., Ltd.[2]		324		11,193
	MOS Honam Co., Ltd.[2]		331		10,499
	K Bank, Inc.		15,705		7,004
	NgeneBio[3]		3		—
	Others		2,888		9,547

	Total	￦	24,312	￦	128,252

1	Amounts include acquisition of primarily property and equipment.
2	It is the amount before excluded from consolidation during the year.
3	It is the amount before excluded from associates during the year

Key management compensation for the years ended December 31, 2016, 2017 and 2018, consists of:

(In millions of Korean won)	2016		2017		2018
Salaries and other short-term benefits	￦	2,629	￦	2,879	￦	2,762
Post-employment benefits		381		311		751
Stock-based compensation		1,237		1,331		878

Total	￦	4,247	￦	4,521	￦	4,391

Fund transactions with related parties for the years ended December 31, 2017 and 2018, are as follows:

(In millions of Korean won)	2017
	Equity contributions in cash		Dividend income
Associates and joint ventures
PT. Mitra Transaksi Indonesia	￦	5,194	￦	—
KT-IBKC future investment fund 1		7,500		—
CHAMP IT Co., Ltd.		750		—
Korea Electronic Vehicle Charging Service		864		—
Gyeonggi-KT Yoojin Superman Fund		1,000		—
K-REALTY CR REIT 1		—		5,392
K Bank, Inc.		26,543		—
Korea Information & Technology Investment Fund		—		739
MOS GS Co., Ltd.		—		12
MOS Daegu Co., Ltd.		—		12
MOS Chungcheong Co., Ltd.		—		12
MOS Gangnam Co., Ltd.		—		10
MOS GB Co., Ltd.		—		15
MOS BS Co., Ltd.		—		10
MOS Honam Co., Ltd.		—		10

Total	￦	41,851	￦	6,212

(In millions of Korean won)	2018
	Equity contributions in cash and others		Dividend income
Associates and joint ventures
PHI Healthcare Inc. (HooH Healthcare Inc.)	￦	1,000	￦	—
KT-CKP New Media Investment Fund		(1,229)		—
PT. Mitra Transaksi Indonesia[1]		1,567		—
Gyeonggi-KT Yoojin Superman Fund		1,000		—
KT-DSC creative economy youth start-up investment fund		(1,800)		—
KT-IBKC future investment fund 1		(1,050)		—
Korea Electronic Vehicle Charging Service		168		—
K Bank, Inc.		26,725		—
GE Premier 1st Corporate Restructuring Real Estate Investment Trust Company		(3,423)		—
JB Emerging Market Specialty Investment Private Equity Trust No.1		3,960		202
K-REALTY CR REIT 1		—		8,932
Korea Information & Technology Investment Fund		—		1,842
MOS GS Co., Ltd.[2]		(147)		8
MOS Daegu Co., Ltd.[2]		(147)		8
MOS Chungcheong Co., Ltd.[2]		(153)		8
MOS Gangnam Co., Ltd.[2]		(180)		10
MOS GB Co., Ltd.[2]		(203)		12
MOS BS Co., Ltd.[2]		(183)		10
MOS Honam Co., Ltd.[2]		(206)		10
Daiwon Broadcasting Co., Ltd.		—		85
Boston Global Film & Contents Fund L.P.		(986)		—
Gyeonggi-KT Green Growth Fund		—		19

Total	￦	24,713	￦	11,146

1	It is the amount before reclassification to assets held for sale.
2	It is the amount before included in consolidation during the year.